Segmental Information - Additional Information (Details) - Segment	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Number of reportable segment	3	3
Minimum
Disclosure Of Operating Segments [Line Items]
Percentage consolidated revenue generated	5.00%	5.00%